Financial Instruments - Disclosure of Financial Liabilities Current and Non-current (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Current	R$ 187,386	R$ 86,681
Trade payables	1,039	326
Labor and social security obligations	40,724	30,948
Lease liabilities	19,828	17,738
Accounts payable	125,795	37,669
Non-current	86,404	85,186
Lease liabilities	86,371	85,153
Accounts payable	33	33
Financial liabilities	R$ 273,790	R$ 171,867